Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating Lease Liability
As of December 31, 2023, the future minimum lease payments for the Company’s operating leases for each of the years ending December 31 were as follows (in thousands):

Amount
2024	304
2025	78
Total undiscounted lease payments	382
Present value adjustment	(20)
Total net lease liabilities	$362
Maturities of the operating lease liability as of December 31, 2023, are as follows (in thousands):

2024	$155
2025	161
2026	41
Total undiscounted lease payments	357
Less: Present value adjustment	(28)
Operating lease liability	$329